Debt - borrowing programs (Details) kr in Millions	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($)
Unlimited Euro Medium-Term Note Program
Debt
Value outstanding	kr 95,270		kr 111,510
Unlimited SEC-registered U.S. Medium-Term Note Program
Debt
Value outstanding	17,699		173,821
Unlimited Swedish Medium-Term Note Program
Debt
Value outstanding	447		435
Unlimited MTN/STN AUD Debt Issuance Program
Debt
Value outstanding	914		11,181
USD 3,000,000,000 U.S.Commercial Paper Program
Debt
Value outstanding	601		3,232
Principal amount | $		$ 3,000,000,000		$ 3,000,000,000
USD 4,000,000,000 Euro-Commercial Paper Program
Debt
Value outstanding	kr 901		kr 10,932
Principal amount | $		$ 4,000,000,000		$ 4,000,000,000